NET (LOSS) INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of the Calculation of Net Loss per Share
The calculation of the net loss per share is as follows:

	For the years ended December 31,
	2014	2015	2016

Numerator:
Net (loss) income attributable to AirMedia Group Inc.'s ordinary shareholders	$(25,695)	$149,647	$(65,625)
- Continuing operations	(45,306)	(70,651)	(65,625)
- Discontinued operations	19,611	220,298	-

Denominator:
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share
- basic	119,304,773	121,740,194	125,277,056
- diluted	119,304,773	129,372,158	125,277,056
Weighted average shares used in calculating (loss) income per ordinary shares
Basic
Continuing operations	119,304,773	121,740,194	125,277,056
Discontinued operations	119,304,773	121,740,194	-
Diluted
Continuing operations (i)	119,304,773	121,740,194	125,277,056
Discontinued operations (ii)	119,924,927	129,372,158	-

Net (loss) income per ordinary share
-basic	$(0.22)	$1.23	$(0.52)
-diluted	(0.22)	1.16	(0.52)
Net (loss) income per ordinary share from continuing operations
-basic	$(0.38)	$(0.58)	$(0.52)
-diluted	(0.38)	(0.58)	(0.52)
Net income per ordinary share from discontinued operations
-basic	$0.16	$1.81	$-
-diluted	0.16	1.70	-

(i)
The effect of options was excluded from the computation of diluted loss per share from continuing operations for the years ended December 31, 2014, 2015 and 2016, respectively, as the effect would be anti-dilutive.

(ii)
An incremental weighted average number of 620,154, 7,631,964 and Nil ordinary shares from assumed exercise of share option were included in computing the diluted income per share for the discontinued operations for the years ended December 31, 2014, 2015 and 2016, respectively